Change in Fiscal Year End (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Dec. 23, 2012	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012
Successor [Member]
Sales	$ 6,240	$ 10,922
Gross profit	1,652	3,631
Provision for/(benefit from) income taxes	(232)	131
(Loss)/income from continuing operations	(66)	672
Loss from discontinued operations, net of tax	(6)	0
Net (loss)/income attributable to H. J. Heinz Holding Corporation	(77)	657
Predecessor [Member]
Sales			1,113	7,438	11,529	11,529	11,508	11,508
Gross profit			383	2,692	4,196		3,995
Provision for/(benefit from) income taxes			61	143	242		245
(Loss)/income from continuing operations			(191)	769	1,102		992
Loss from discontinued operations, net of tax			(1)	(36)	(75)		(51)
Net (loss)/income attributable to H. J. Heinz Holding Corporation			(195)		1,013		924
H.J. Heinz Holding Corporation [Member] | Predecessor [Member]
Net (loss)/income attributable to H. J. Heinz Holding Corporation			$ (195)	$ 722